15. Provisions for legal proceedings (Details 4) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Estimated contingent liabilities for legal proceedings [line items]
Total	$ 36,610	$ 49,663
Tax [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	23,734	32,376
Labor [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	7,448	9,734
Civil - general [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	4,125	5,977
Civil - environmental [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	$ 1,303	$ 1,576